Research and development expenses (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
DisclosureLineElements [Line Items]
Depreciation	$ 21,620	¥ 153,914	¥ 132,329	$ 36,031	¥ 256,508	¥ 146,013
Total research and development expenses	181,988	1,295,572	3,510,266	614,033	4,371,300	2,809,699
R And D Expense [Member]
DisclosureLineElements [Line Items]
Salaries and employee benefit	144,995	1,032,221	3,401,070	309,319	2,202,044	1,029,478
Service charge	35,051	249,530	0	302,691	2,154,856	1,725,980
Travel, Meals and Entertainment				0	0	5,869
Rental				0	0	29,811
Depreciation	0	0	90,275	2,023	14,400	0
Others	1,942	13,821	18,921	0	0	18,561
Total research and development expenses	$ 181,988	¥ 1,295,572	¥ 3,510,266	$ 614,033	¥ 4,371,300	¥ 2,809,699